Consolidated statement of cash flows - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Cash flows provided by (used in) operating activities
Net income	$ 5,284	$ 4,718	$ 4,295
Adjustments to reconcile net income to cash flows provided by (used in) operating activities:
Provision for credit losses	870	829	1,051
Amortization and impairment	657	542	462
Stock options and restricted shares expense	31	7	5
Deferred income taxes	69	21	(20)
Losses (gains) from debt securities measured at FVOCI and amortized cost	35
Available for sale debt and equity securities (gains), net		(143)	(73)
Net losses (gains) on disposal of land, buildings and equipment	(14)	(305)	(72)
Other non-cash items, net	(292)	(15)	(692)
Net changes in operating assets and liabilities
Interest-bearing deposits with banks	(2,599)	394	4,919
Loans, net of repayments	(16,155)	(30,547)	(27,464)
Deposits, net of withdrawals	20,770	18,407	28,440
Obligations related to securities sold short	69	3,375	532
Accrued interest receivable	(341)	(34)	(98)
Accrued interest payable	205	90	(72)
Derivative assets	2,780	3,588	(1,425)
Derivative liabilities	(2,084)	(5,549)	(232)
Securities measured at FVTPL	(647)
Trading and FVO securities		(657)	(3,722)
Other assets and liabilities designated at fair value	(380)
Other FVO assets and liabilities		1,071	807
Current income taxes	(301)	(1,063)	8
Cash collateral on securities lent	707	(494)	1,089
Obligations related to securities sold under repurchase agreements	2,869	16,277	2,780
Cash collateral on securities borrowed	(453)	398	(2,188)
Securities purchased under resale agreements	(1,195)	(10,556)	1,712
Other, net	(18)	2,103	169
Cash flows provided by (used in) operating activities	9,867	2,457	10,211
Cash flows provided by (used in) financing activities
Issue of subordinated indebtedness	1,534	0	1,000
Redemption/repurchase/maturity of subordinated indebtedness	(638)	(55)	(1,514)
Issue of preferred shares, net of issuance cost	445	792	0
Issue of common shares for cash	186	194	100
Purchase of common shares for cancellation	(417)	0	(270)
Net sale (purchase) of treasury shares	6	(7)	1
Dividends paid	(2,109)	(1,425)	(1,753)
Cash flows provided by (used in) financing activities	(993)	(501)	(2,436)
Cash flows provided by (used in) investing activities
Purchase of securities measured/designated at FVOCI and amortized cost	(33,011)
Purchase of AFS securities		(37,864)	(31,625)
Proceeds from sale of securities measured/designated at FVOCI and amortized cost	12,992
Proceeds from sale of AFS securities		18,787	10,750
Proceeds from maturity of debt securities measured at FVOCI and amortized cost	12,402
Proceeds from maturity of AFS securities		19,368	12,299
Cash used in acquisitions, net of cash acquired	(315)	(2,517)	0
Net cash provided by dispositions of investments in equity-accounted associates and joint ventures	200	60	1,363
Net sale (purchase) of land, buildings and equipment	(255)	201	(170)
Cash flows provided by (used in) investing activities	(7,987)	(1,965)	(7,383)
Effect of exchange rate changes on cash and non-interest-bearing deposits with banks	53	(51)	55
Net increase (decrease) in cash and non-interest-bearing deposits with banks during year	940	(60)	447
Cash and non-interest-bearing deposits with banks at beginning of year	3,440	3,500	3,053
Cash and non-interest-bearing deposits with banks at end of year	4,380	3,440	3,500
Cash interest paid	7,235	4,526	3,798
Cash interest received	16,440	12,611	10,961
Cash dividends received	724	949	1,033
Cash income taxes paid	$ 1,654	$ 2,204	$ 730